Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($) customer	Dec. 31, 2019 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,018	3,175
Gross Amount | $	$ 554,886,639	$ 511,455,330
Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,095,963	2,039,630
Gross Amount | $	$ 668,701,089	$ 572,250,897
Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	106,133	79,027
Gross Amount | $	$ 239,638,843	$ 119,756,815
Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,202,096	2,118,657
Gross Amount | $	$ 908,339,932	$ 692,007,712
Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,466,900	1,340,828
Gross Amount | $	$ 523,805,724	$ 469,633,677
Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	52,534	36,952
Gross Amount | $	$ 231,101,548	$ 116,079,889
Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,519,434	1,377,780
Gross Amount | $	$ 754,907,272	$ 585,713,566
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	395,186	433,225
Gross Amount | $	$ 34,812,023	$ 30,871,310
1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	20,715	21,280
Gross Amount | $	$ 1,572,994	$ 1,588,701
1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	415,901	454,505
Gross Amount | $	$ 36,385,017	$ 32,460,011
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	80,032	106,521
Gross Amount | $	$ 9,839,311	$ 7,630,607
31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6,815	8,018
Gross Amount | $	$ 2,567,881	$ 298,708
31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	86,847	114,539
Gross Amount | $	$ 12,407,192	$ 7,929,315
61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	33,889	17,349
Gross Amount | $	$ 6,030,130	$ 4,363,345
61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,116	2,080
Gross Amount | $	$ 507,384	$ 336,938
61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	37,005	19,429
Gross Amount | $	$ 6,537,514	$ 4,700,283
91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	20,530	11,084
Gross Amount | $	$ 6,763,017	$ 2,852,961
91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,021	1,661
Gross Amount | $	$ 137,724	$ 144,836
91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	22,551	12,745
Gross Amount | $	$ 6,900,741	$ 2,997,797
121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	14,558	5,819
Gross Amount | $	$ 6,398,089	$ 2,510,766
121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,478	1,256
Gross Amount | $	$ 1,148,881	$ 243,600
121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	16,036	7,075
Gross Amount | $	$ 7,546,970	$ 2,754,366
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	14,025	3,962
Gross Amount | $	$ 5,653,084	$ 2,863,659
151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,393	544
Gross Amount | $	$ 1,402,958	$ 174,046
151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	15,418	4,506
Gross Amount | $	$ 7,056,042	$ 3,037,705
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	9,955	3,647
Gross Amount | $	$ 3,625,873	$ 2,571,731
181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,311	377
Gross Amount | $	$ 243,359	$ 95,368
181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	11,266	4,024
Gross Amount | $	$ 3,869,232	$ 2,667,099
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	8,864	2,677
Gross Amount | $	$ 3,314,300	$ 2,421,028
211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,526	342
Gross Amount | $	$ 225,402	$ 89,655
211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	10,390	3,019
Gross Amount | $	$ 3,539,702	$ 2,510,683
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	52,024	114,518
Gross Amount | $	$ 68,459,538	$ 46,531,813
More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	15,224	6,517
Gross Amount | $	$ 730,712	$ 705,074
More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	67,248	121,035
Gross Amount | $	$ 69,190,250	$ 47,236,887